10. WARRANTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrants
Options Outstanding	2,000,000
Warrant [Member]
Warrants
Options Outstanding	16,413,885	13,866,265	15,599,600
Warrants exercised			1,733,335
Warrants issued	10,231,667	2,547,620
Warrants forfeited	(3,395,555)
Options Outstanding	23,249,997	16,413,885	13,866,265
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding	$ 0.19	$ 0.35	$ 0.32
Warrants exercised			$ 0.13
Warrants issued	$ 0.1	$ 0.19
Warrants forfeited	$ 0.23
Weighted Average Exercise Price Outstanding	$ 0.27	$ 0.19	$ 0.35